Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Trade and Other Receivables Due Within One Year

All receivables as included in the following table are short-term and due within one year.

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Trade receivables	1,393	2,690
Unbilled receivables	72	236
VAT receivable	684	891
Prepaid expenses	4,526	2,783
Prepaid pension costs	631	—
Interest receivable	312	213
Other receivables	677	219

	8,295	7,032